UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22135

Academy Funds Trust
(Exact name of registrant as specified in charter)

123 South Broad Street
Suite 1630
Philadelphia, PA 19109
(Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(Name and address of agent for service)

215-979-3754
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

Academy Select Opportunities Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 82.59%
	Activities Related to Real Estate - 4.63%
10,000	St. Joe Co. (a)	$250,700
	Commercial and Industrial Machinery and Equipment Rental and Leasing - 5.47%
12,500	Exterran Holdings, Inc. (a)	296,625
	Communications Equipment Manufacturing - 8.38%
60,000	ANADIGICS, Inc. (a)	268,800
10,000	Corelogic, Inc.	185,000
		453,800

	Data Processing, Hosting, and Related Services - 4.82%
14,500	Total System Services, Inc.	261,290
	Depository Credit Intermediation - 2.64%
10,744	Hampden Bancorp, Inc.	143,110
	Electric Power Generation, Transmission and Distribution - 10.52%
6,500	Exelon Corp.	268,060
14,000	NRG Energy, Inc. (a)	301,560
		569,620

	Lessors of Real Estate - 4.75%
7,000	Tejon Ranch Co. (a)	257,180
	Medical Equipment and Supplies Manufacturing - 3.18%
15,000	Rochester Medical Corp. (a)	172,200
	Motion Picture and Video Industries - 5.77%
50,000	Lions Gate Entertainment Corp. (a)	312,500
	Natural Gas Distribution - 4.77%
9,500	Spectra Energy Corp.	258,210
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 4.10%
10,000	Hologic, Inc. (a)	222,000
	Oil and Gas Extraction - 5.00%
5,500	Ultra Petroleum Corp. (a)	270,875
	Other Amusement and Recreation Industries - 5.42%
6,000	Global Payments, Inc.	293,520
	Pharmaceutical and Medicine Manufacturing - 7.62%
6,000	Abbott Laboratories	294,300
20,000	Xenoport, Inc. (a)	118,600
		412,900

	Waste Treatment and Disposal - 5.52%
17,500	Covanta Holding Corp.	298,900
	TOTAL COMMON STOCKS (Cost $4,229,531)	$4,473,430

	EXCHANGE TRADED FUNDS - 8.28%
	Other Investment Pools and Funds - 8.28%
15,000	ProShares UltraPro Short S&P 500 (a)	$239,100
10,000	ProShares UltraShort S&P 500 (a)	209,300
		448,400
	TOTAL EXCHANGE TRADED FUNDS (Cost $481,589)	$448,400

	PREFERRED STOCKS - 4.34%
	Depository Credit Intermediation - 2.88%
3,000	JP Morgan Chase Capital XXVI, 8.00%	$78,870

3,000	JP Morgan Chase Capital XXVIII, 7.20%	77,400
		156,270

	Securities and Commodity Contracts Intermediation and Brokerage - 1.46%
3,000	Citigroup Capital XII, 8.50%	78,990
	TOTAL PREFERRED STOCKS (Cost $239,340)	$235,260

Principal
Amount
	CONVERTIBLE BONDS - 2.29%
	Other Investment Pools and Funds - 2.29%
	Prologis
$ 50,000	1.875%, 11/15/2037	$49,563
75,000	2.625%, 05/15/2038	74,531
		124,094
	TOTAL CONVERTIBLE BONDS (Cost $52,001)	$124,094

Contracts
	PURCHASED OPTIONS - 0.55%
	Put Options - 0.55%
	SPDR S&P 500 ETF Trust
500	Expiration: April 2011, Exercise Price: $110.00	$1,500
500	Expiration: April 2011, Exercise Price: $115.00	3,000
200	Expiration: June 2011, Exercise Price: $120.00	25,200
		29,700
	TOTAL PURCHASED OPTIONS (Cost $156,800)	$29,700

Shares
	SHORT TERM INVESTMENTS - 1.69%
	Money Market Funds - 1.69%
91,639	Fidelity Institutional Government Portfolio, 0.01%	$91,639
	TOTAL SHORT TERM INVESTMENTS (Cost $91,639)	$91,639

	Total Investments (Cost $5,250,900) - 99.74%	$5,402,523
	Other Assets in Excess of Liabilities - 0.26%	13,973
	TOTAL NET ASSETS - 100.00%	$5,416,496

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The accompanying notes are an integral part of these schedule of investments.

Academy Funds Trust
Notes to Schedule of Investments
March 31, 2011 (Unaudited)

1)  Significant Accounting Policies

Portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Fund’s pricing procedures. Exchange traded options are valued using composite pricing. If no sales are reported, the options will be valued by calculating the mean between the highest bid price and lowest ask price across the exchanges where the option is traded. Non-exchange traded options are valued at fair value using a mathematical model. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Mutual Funds are valued at that day’s NAV. Money market instruments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a method approved by the Board. The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value.

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination.  Various inputs are used in determining the value of the Funds investments.  These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Academy Select Opportunities Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$4,473,430	$-	$-	$4,473,430
Preferred Stocks	$235,260	$-	$-	$235,260
Total Equity	$4,708,690	$-	$-	$4,708,690
Fixed Income
Convertible Bonds	$-	$124,094	$-	$124,094
Total Fixed Income	$-	$124,094	$-	$124,094
Purchased Options	$29,700	-	$-	$29,700
Exchange Traded Funds	$448,400	$-	$-	$448,400
Short-Term Investments	$91,639	$-	$-	$91,639

Total Investments in Securities	$5,278,429	$124,094	$-	$5,402,523

Transfers between levels are recognized at the end of the reporting period.  As of March 31, 2011, there were no significant transfers into, or out of Level 1 or Level 2 since December 31, 2010.

Disclosures about Derivative Instruments and Hedging Activities

The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Options – The Fund may purchase and write put and call options on securities, currencies or indices and enter into related closing transactions.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The average monthly market value of the purchased options held during the three months ended March 31, 2011 was $55,133.

2)  Federal Tax Information

     The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows:1

Academy Select Opportunities Fund

Cost of Investments	$5,250,900

Gross unrealized appreciation	544,952
Gross unrealized depreciation	(393,329)
Net unrealized appreciation	$151,623

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Academy Funds Trust

By (Signature and Title)             /s/ David Jacovini
   David Jacovini, President

Date                5/23/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ David Jacovini
David Jacovini, President & Treasurer

Date               5/23/2011

* Print the name and title of each signing officer under his or her signature.